REDEEMABLE PREFERRED SHARES (Detail Textuals) - $ / shares	1 Months Ended
	Nov. 15, 2011	Dec. 31, 2016	Dec. 31, 2015
Redeemable Preferred Shares [Line Items]
Preferred stock, shares authorized		100,000,000	100,000,000
Preferred stock, shares issued		9,891,800	2,027,095
Preferred stock, par value (in dollars per share)		$ 0.001	$ 0.001
Class A Preferred Shares
Redeemable Preferred Shares [Line Items]
Preferred stock, shares authorized	100,000,000
Preferred stock, shares issued	25,000,000
Preferred stock, voting rights	The Class A Preferred Shares have voting rights (one vote per share) equal to those of the Company's common shares.
Cumulative cash dividend, percentage	10.00%
Preferred stock, redemption rights	At any time, the Company may redeem the Class A Preferred Shares for an amount equal to $1.00 per share plus the amount of any accrued and unpaid dividends thereon.
Preferred stock, redemption price (in dollars per share)	$ 1.00